STOCK-BASED COMPENSATION - Activity of the restricted stock awards (Details 1) (Restricted Stock, USD $)	9 Months Ended
Sep. 30, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average fair value per share of restricted stock, Balance
Weighted average fair value per share of restricted stock, Granted	$ 16.50
Weighted average fair value per share of restricted stock, Vested
Weighted average fair value per share of restricted stock, Forfeited	$ 16.50
Weighted average fair value per share of restricted stock, Balance	$ 16.50
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Restricted stock outstanding, Balance
Restricted stock outstanding, Granted	54,725
Restricted stock outstanding, Vested
Restricted stock outstanding, Forfeited	(250)
Restricted stock outstanding, Balance	54,475